Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TOTAL REVENUE	$ 23,187,800	$ 39,366,209	$ 87,166,469	$ 140,020,469	$ 97,305,527
TOTAL COST OF REVENUE	22,975,817	38,140,063	83,634,537	127,267,588	89,005,763
GROSS PROFIT	211,983	1,226,146	3,531,932	12,752,881	8,299,764
Provisions for compensation and penalty				(1,245,625)	(328,615)
Impairment of goodwill					(294,151)
General and administrative expenses	2,159,899	1,717,555	(8,804,171)	(5,526,360)	(4,732,811)
Total operating expenses	2,159,899	1,717,555	(8,804,171)	(6,771,985)	(5,355,577)
LOSS FROM OPERATIONS	(1,947,916)	(491,409)	(5,272,239)	5,980,896	2,944,187
OTHER INCOME (EXPENSE)
Bank interest income	20,878	39,076	66,101	79,207	38,779
Interest expense				(1,291)	(7,699)
Other income	1,468,587	6,374	37,426	143,340	256,022
Exchange gain	43,253	335
Other expenses			(9,104)	(208,232)	(95,842)
Total other income	1,532,718	45,785	94,423	13,024	191,260
LOSS BEFORE INCOME TAX	(415,198)	(445,624)	(5,177,816)	5,993,920	3,135,447
INCOME TAX			358,684	(1,381,729)	(688,345)
NET INCOME (LOSS)	(415,198)	(445,624)	(4,819,132)	4,612,191	2,447,102
LESS: (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	1,610	(2,916)	7,707	34,785	21,898
NET LOSS AND TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO PS INTERNATIONAL GROUP LTD.	$ (416,808)	$ (442,708)	(4,826,839)	4,577,406	2,425,204
OTHER COMPREHENSIVE LOSS:
Foreign currency translation adjustment					(3,186)
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY			$ (4,826,839)	$ 4,577,406	$ 2,422,018
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING*:
Basic (in Shares)	3,247,117	2,500,000	22,379,478	20,000,000	20,000,000
Diluted (in Shares)	3,247,117	2,500,000	22,379,478	20,000,000	20,000,000
NET INCOME (LOSS) PER ORDINARY SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY:
Basic (in Dollars per share)	$ (0.13)	$ (0.18)	$ (0.22)	$ 0.23	$ 0.12
Diluted (in Dollars per share)	$ (0.13)	$ (0.18)	$ (0.22)	$ 0.23	$ 0.12
Revenues
TOTAL REVENUE	$ 23,124,641	$ 39,291,001	$ 86,906,423	$ 139,673,764	$ 96,216,113
Related Parties
TOTAL REVENUE	63,159	75,208	260,046	346,705	1,089,414
TOTAL COST OF REVENUE	499,718	1,522,111	2,191,830	5,022,497	5,436,874
Cost of Revenue
TOTAL COST OF REVENUE	$ 22,476,099	$ 36,617,952	$ 81,442,707	$ 122,245,091	$ 83,568,889